ORGANIZATION AND PRINCIPAL ACTIVITIES - VIE (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2013
Financial statements amounts and balances of the VIE entities included in the accompanying consolidated financial statements
Cash and cash equivalents	$ 64,898	$ 108,111	$ 97,336	$ 30,221
Total current assets	219,915	305,703
Property and equipment, net	163,081	130,170
Acquired intangible assets, net	25,852	37,179
TOTAL ASSETS	728,491	803,641
Deferred revenues	64,740	61,881
Total current liabilities	287,160	199,000
TOTAL LIABILITIES	396,086	438,239
Net revenues	435,713	370,812	290,781
Net income	(12,544)	16,488	27,396
Net cash provided by operating activities	50,043	43,602	41,097
Net cash used in investing activities	(32,011)	(261,533)	(147,062)
Net cash provided by (used in) financing activities	$ (52,421)	$ 237,465	$ 173,570
Net revenues from VIE entities as a percentage of consolidated net revenues	87.10%	89.10%	85.40%
Assets from VIE entities as a percentage of consolidated total assets	85.20%	82.20%
Liabilities from VIE entities as a percentage of consolidated total liabilities	92.70%	94.90%
VIE entities
Financial statements amounts and balances of the VIE entities included in the accompanying consolidated financial statements
Cash and cash equivalents	$ 49,222	$ 92,231
Accounts receivable and other current assets	131,780	128,400
Total current assets	181,002	220,631
Property and equipment, net	158,662	126,897
Acquired intangible assets, net	24,337	35,122
Other noncurrent assets	256,522	277,689
Total non-current assets	439,521	439,708
TOTAL ASSETS	620,523	660,339
Deferred revenues	57,361	52,210
Accounts payable and other current liabilities	201,260	124,754
Total current liabilities	258,621	176,964
Total non-current liabilities	108,706	238,889
TOTAL LIABILITIES	367,327	415,853
Net revenues	379,606	330,391	$ 248,202
Net income	12,012	12,614	35,643
Net cash provided by operating activities	54,439	92,294	76,495
Net cash used in investing activities	(44,407)	(239,274)	(91,833)
Net cash provided by (used in) financing activities	(53,041)	216,341	26,882
Service fees charged to VIEs	$ 2,245	$ 3,354	$ 3,515